Commitments and Contingencies	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of March 31, 2026 are payable as follows:

Lease Commitment
Within 1 year	$48
Total	$48

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

As of March 31, 2026 and the issuance date of the unaudited consolidated financial statements, the claim against Shengda Group (see Note 1) has not been resolved. The Group evaluated that Shanghai Feiyou’s equity interest in SunCar Online may have been reduced to approximately 47.95% as of the issuance date. However, pursuant to certain concerted action arrangements between Shanghai Feiyou and other shareholders, which collectively hold an aggregate equity interest of approximately 51.00% in SunCar Online, the Group believes that Shanghai Feiyou continues to maintain effective control over SunCar Online. Accordingly, the Group does not expect the outcome of this dispute to have a material impact on its consolidated financial statements.

Except for the event mentioned above, in the opinion of management, there were no other pending or threatened claims and litigation as of March 31, 2026 and through the issuance date of these unaudited condensed consolidated financial statements.

Capital commitments

The Group’s capital commitments primarily relate to commitments on purchase of other cloud infrastructure and artificial intelligence platform. Total capital commitment contracted but not yet reflected in the consolidated financial statements as of March 31, 2026 was $31,723, which was expected to be paid within one year of March 31, 2026.